Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Quaker Akros Absolute Return Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Akros Absolute Return Fund (the “Fund”) seeks to provide long-term capital appreciation and income, while seeking to protect principal during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds.  More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 49 of the Fund’s Prospectus and the “Shareholder Information” section on page 60 of the Trust’s Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 215.38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	215.38%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds. More information about these and other discounts is available from your financial professional and in the "Reduction or Waiver of Front-End Sales Charges" section on page 49 of the Fund's Prospectus and the "Shareholder Information" section on page 60 of the Trust's Statement of Additional Information (the "SAI").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes a 5% return each year, with operating expenses staying the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs absolute return strategies to seek positive returns regardless of market conditions.  The Fund’s investment sub-adviser, Akros Capital, LLC (the “Sub-adviser”), will invest in securities, including common and preferred stock, of companies of any size, debt securities and derivatives:

●	Common Stocks. The Fund may invest in common stocks of U.S. companies of any size and common stocks of American Depositary Receipts (“ADRs”) of foreign companies.

●	Short Sales. The Fund may invest up to 50% of its net assets in short sales at any given time.

●
Exchange-Traded Funds. Beyond pursuing its investment objective by direct investment, the Fund may also invest in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

●
Derivative Instruments (Including Futures, Options and Swaps).  The absolute return strategies employed by the Fund may include the use of derivatives.  For example, the Fund may write (sell) call options on securities that it owns.  This would allow the Fund to generate income on securities that the Portfolio Manager is willing to sell at higher prices.  In addition, the Fund may write (sell) put options on securities that the Portfolio Manager is willing to buy at lower prices.  The Fund may also buy put and call options from time to time.  Similarly, futures contracts may be used to decrease (hedge) or increase market exposure, but are more often used to decrease (hedge) exposure.  The Fund may invest (up to 20% of its net assets in margin requirements) in futures contracts on stock indexes, a wide variety of swap agreements, options on futures contracts and other financial instruments such as options on securities and stock index options.

●	Foreign Securities. The Fund may invest up to 30% of its net assets in foreign securities, including ADRs and European Depositary Receipts (“EDRs”).

●	Debt Instruments. The Fund may invest up to 100% of its net assets in debt instruments, including convertible debt.

●	Below Investment Grade Debt Instruments. The Fund may invest up to 30% of its net assets in debt securities that fall below investment grade debt—commonly referred to as “junk bonds.”

●
Mortgage-Backed and Asset-Backed Securities.  The Fund may invest in asset-backed securities, such as automobile receivables, credit-card receivables, equipment leases, health-care receivables, home-equity loans, litigation-finance notes and student loans, as well as mortgage-backed securities and Federal Home Loan Bank securities, and other fixed-income securities of higher credit quality.

●
Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the portfolio manager perceives opportunity.

The maximum position of the Fund in stocks, either directly through stocks or indirectly through options, futures and swaps, will be limited to 125% of its net assets.

The Sub-adviser invests mainly in common stocks of U.S. and non-U.S. companies. Investments in equity securities (growth or value stocks or both) are of companies of any size.  The Sub-adviser may consider, among other things, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments.  The Sub-adviser also uses derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.  The Sub-adviser may also invest in fixed income securities of short- to long-term maturities that are either investment-grade or below investment-grade in quality.  The Sub-adviser may also invest in other fixed income securities, such as mortgage-backed investments.  When deciding whether to buy or sell fixed income instruments, the Sub-adviser may consider, among other things, credit, interest rate, and prepayment risks, as well as general market conditions.  The Sub-adviser may also select other investments that do not fall within these asset classes.

The Sub-adviser determines the asset allocation mix of the portfolio by assessing the macro environment, analyzing the Fund’s risk exposure and then investing in a manner consistent with those findings.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.  The following risks could affect the value of your investment:

●
Common Stock Risk.  Risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence or instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

●
Short Selling Risk.  Positions in shorted securities are speculative and more risky than long positions.  Such investments involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss.  Short sale strategies are often categorized as a form of leveraging or speculative investment.  The use of leverage may multiply small price movements in securities into large changes in value.  As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

●
Exchange-Traded Fund Risk.  The cost of investing in an ETF will generally be higher than the cost of investing directly in the underlying securities held by the ETF.  Shareholders will indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses.

●
Derivative Instruments (Including Futures, Options and Swaps) Risk.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund.  The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments which they are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the price of derivatives.

●
Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

●
Small- and Mid-Cap Company Risk.  Investing in small and medium-size companies, even indirectly, may involve greater volatility than investing in larger and more established companies.  Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity, and their prices may be more volatile.

●
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●
Interest Rate Risk.  Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value as interest rates rise.  Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

●	Debt Instruments Risk. Debt instruments are generally subject to the risk that the issuer will default on interest or principal payments.

●
Below Investment Grade Debt Risk.  Adverse changes in the creditworthiness of an issuer can have an adverse effect on the value of the issuer’s securities.  Investments in below investment grade debt are considered to be more speculative and susceptible to credit risk than higher quality fixed income securities.  Lower rated securities, including junk bonds, also involve higher risks in that they are especially subject to price fluctuations in response to changes in interest rates.

●
Mortgage-Backed and Asset-Backed Securities Risk.  Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. Conversely, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

●
Portfolio Turnover Risk.  Because the Fund has a very high rate of portfolio turnover, it will incur significant additional costs due to brokerage commission expenses (and dealer spreads built into the cost of securities) than those incurred by a fund with a lower portfolio turnover rate.  The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders and negatively affect the Fund’s after-tax performance.

●
Management Risk.  The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below displays the annual return of the Fund over the lifetime of the Fund.  The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.  Fund performance shown does not reflect Class A Shares’ sales charges.  Performance would be lower if sales charges were included.  Past performance does not guarantee or predict future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns - Class A Shares as of December 31, 2012 (1)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown does not reflect Class A Shares' sales charges. Performance would be lower if sales charges were included.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(1)
Performance information prior to October 4, 2010 represents that of the Akros Absolute Return Fund (the “Akros Fund”) a series of the Trust for Professional Managers.  On October 4, 2010, the Akros Fund was reorganized into the Fund (the “Reorganization”).  Prior to the Reorganization, the Fund had no assets or liabilities.  The Fund has investment objectives, strategies and policies substantially similar to those of the Akros Fund, which was advised by the Fund’s sub-adviser, Akros Capital, LLC.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 8.93% in 2nd quarter of 2009 Lowest Performing Quarter: -8.79% in 4th quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2013 was 2.20%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.79%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows the risks of investing in the Fund by illustrating how the average annual returns for one-year, five-years and life-of-class for each class of the Fund before taxes compare to those of a broad-based securities market index.  In addition, after-tax returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table.  In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results.  Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com  or by calling toll-free at 800-220-8888.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As Of December 31, 2012
S&P 500 Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[1]
Lifetime	rr_AverageAnnualReturnSinceInception	4.27%	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.47%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.12%
Dividends on Short Positions	rr_Component3OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	2.95%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	973
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,825
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,880
Annual Return 2006	rr_AnnualReturn2006	1.57%
Annual Return 2007	rr_AnnualReturn2007	(0.50%)
Annual Return 2008	rr_AnnualReturn2008	(2.89%)
Annual Return 2009	rr_AnnualReturn2009	13.94%
Annual Return 2010	rr_AnnualReturn2010	2.07%
Annual Return 2011	rr_AnnualReturn2011	(4.92%)
Annual Return 2012	rr_AnnualReturn2012	(4.82%)
1 Year	rr_AverageAnnualReturnYear01	(10.01%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.69%)	[1]
Lifetime	rr_AverageAnnualReturnSinceInception	(0.41%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005	[1]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.15%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.50%)	[1]
Lifetime	rr_AverageAnnualReturnSinceInception	(1.48%)	[1]
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.33%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.99%)	[1]
Lifetime	rr_AverageAnnualReturnSinceInception	(0.90%)	[1]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	2.47%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.12%
Dividends on Short Positions	rr_Component3OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	2.95%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	520
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,156
1 Year	rr_AverageAnnualReturnYear01	(5.59%)	[1]
5 Years	rr_AverageAnnualReturnYear05		[1]
Lifetime	rr_AverageAnnualReturnSinceInception	(5.25%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2010	[1]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	2.47%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.12%
Dividends on Short Positions	rr_Component3OtherExpensesOverAssets	0.36%
Total Other Expenses	rr_OtherExpensesOverAssets	2.95%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	423
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,147
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,380
1 Year	rr_AverageAnnualReturnYear01	(4.69%)	[1]
5 Years	rr_AverageAnnualReturnYear05		[1]
Lifetime	rr_AverageAnnualReturnSinceInception	(4.25%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2010	[1]

[1]	Performance information prior to October 4, 2010 represents that of the Akros Absolute Return Fund (the "Akros Fund") a series of the Trust for Professional Managers. On October 4, 2010, the Akros Fund was reorganized into the Fund (the "Reorganization"). Prior to the Reorganization, the Fund had no assets or liabilities. The Fund has investment objectives, strategies and policies substantially similar to those of the Akros Fund, which was advised by the Fund's sub-adviser, Akros Capital, LLC.